Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Total Accounts Receivable	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Customer A [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Total Accounts Receivable [Line Items]
Total accounts receivable	RM 3,604,500	$ 772,189	RM 4,078,000
Customer B [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Total Accounts Receivable [Line Items]
Total accounts receivable